Provision for contingencies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Amount of risk in other lawsuits for which no provisions was formed	R$ 62,887	R$ 47,205
Restated amount of risk in other lawsuits for which no provisions was formed	R$ 38,387	36,219
ICMS tax rate	25.00%
Penalty on failure to issue documents	50.00%
Reconciliation of changes in other provisions [abstract]
Balance	R$ 10,960
Additions	5,467	10,960
Write-offs	(2,864)
Restatement	249
Addition acquisition	5,689
Restatement - acquisition	87
Balance	19,588	10,960
Labor
Reconciliation of changes in other provisions [abstract]
Balance	6,391
Additions	4,013
Write-offs	(2,115)
Restatement	151
Addition acquisition	1,392
Restatement - acquisition	(629)
Balance	9,203	6,391
Civil
Reconciliation of changes in other provisions [abstract]
Balance	1,022
Additions	1,256
Write-offs	(749)
Restatement	98
Balance	1,627	1,022
Tax
Reconciliation of changes in other provisions [abstract]
Balance	3,547
Additions	198
Addition acquisition	4,297
Restatement - acquisition	716
Balance	R$ 8,758	R$ 3,547